Consolidated Statements of Profit or Loss and Other Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Continuing operations
Revenue	$ 40,755	$ 31,824	$ 26,521
Cost of revenue	16,916	7,915	7,711
Gross profit	23,839	23,909	18,810
Operating expenses:
Research and development	7,526	4,495	3,557
Selling and marketing	9,129	7,033	10,035
General and administrative	6,977	5,661	4,406
Impairment of goodwill			6,311
Total operating expenses	23,632	17,189	24,309
Operating profit (loss)	207	6,720	(5,499)
Financial expense	(266)	(514)	(786)
Financial income	1,532	795	196
Financial income (expense), net	1,266	281	(590)
Profit (loss) from continuing operations, before income tax	1,473	7,001	(6,089)
Tax benefit (expense)	(510)	(1,221)	482
Profit (loss) from continuing operations, net of income tax	963	5,780	(5,607)
Discontinued operations
Profit from discontinued operations, net of income tax			82
Net profit (loss) for the year	963	5,780	(5,525)
Other comprehensive income (loss) for the year:
Change in fair value of debt investments at fair value through other comprehensive income, net of tax	206	(80)
Total comprehensive income (loss) for the year	$ 1,169	$ 5,700	$ (5,525)
Basic profit (loss) per share:
Continuing operations (in Dollars per share)	$ 0.01	$ 0.09	$ (0.14)
Discontinued operations (in Dollars per share)			0
Basic profit (loss) per share (in Dollars per share)	0.01	0.09	(0.14)
Diluted profit (loss) per share:
Continuing operations (in Dollars per share)	0.01	0.08	(0.14)
Discontinued operations (in Dollars per share)			0
Diluted profit (loss) per share (in Dollars per share)	$ 0.01	$ 0.08	$ (0.14)